Consolidated Statements of Equity (FY) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2017	$ 14	$ 263,904	$ (250,464)	$ 831	$ (724)	$ 13,561
Balance, shares at Jun. 30, 2017	1,368,000
Net loss			(9,604)		(1)	(9,605)
Currency translation adjustment				(189)		(189)
Gain on disposition of investment in subsidiary				(398)	652	254
Stock-based expense		1,258				1,258
Stock-based expense, shares	900
Balance at Jun. 30, 2018	$ 14	265,162	(260,068)	244	(73)	5,279
Balance, shares at Jun. 30, 2018	1,377,000
Net loss			(1,234)			(1,234)
Currency translation adjustment				27		27
Stock-based expense		214				214
Stock-based expense, shares	3,000
Balance at Sep. 30, 2018	$ 14	265,376	(261,302)	271	(73)	4,286
Balance, shares at Sep. 30, 2018	1,380,000
Balance at Jun. 30, 2018	$ 14	265,162	(260,068)	244	(73)	5,279
Balance, shares at Jun. 30, 2018	1,377,000
Net loss			(10,716)		(4)	(10,720)
Currency translation adjustment
Stock-based expense		371				371
Stock-based expense, shares	18,000
Balance at Jun. 30, 2019	$ 14	265,533	(270,784)	244	(77)	(5,070)
Balance, shares at Jun. 30, 2019	1,395,000
Net loss			(931)			(931)
Currency translation adjustment
Stock-based expense		1				1
Balance at Sep. 30, 2019	$ 14	$ 265,534	$ (271,715)	$ 244	$ (77)	$ (6,000)
Balance, shares at Sep. 30, 2019	1,395,000